Accounts receivable (Details 2) (Revenues)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Hughes Networks Systems
Revenues from Fixed satellite services and Programming distribution services
Revenue (as a percent)	9.00%	11.00%	15.00%
America Movil Peru, S.A.C.
Revenues from Fixed satellite services and Programming distribution services
Revenue (as a percent)	9.00%	9.00%	10.00%
Telmex
Revenues from Fixed satellite services and Programming distribution services
Revenue (as a percent)	4.00%	5.00%	5.00%
Other foreign customers
Revenues from Fixed satellite services and Programming distribution services
Revenue (as a percent)	49.00%	45.00%	43.00%
Other domestic customers
Revenues from Fixed satellite services and Programming distribution services
Revenue (as a percent)	29.00%	30.00%	27.00%